Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 5,794,352
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,849,034
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	5,503,093
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,557,948
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	270,101
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	270,101
Financial Instruments [Member] | Kookmin Bank and Others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	21,158
Financial Instruments [Member] | Book value [member] | Kookmin Bank and Others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 20,985